UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

High Yield Fund

Z Class (TRKZX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/16/20	10,000	10,000	10,000	10,000
5/31/20	10,893	10,215	10,773	10,765
8/31/20	11,535	10,349	11,491	11,485
11/30/20	11,894	10,398	11,882	11,869
2/28/21	12,186	10,188	12,191	12,209
5/31/21	12,421	10,173	12,378	12,424
8/31/21	12,708	10,340	12,656	12,662
11/30/21	12,583	10,278	12,508	12,521
2/28/22	12,412	9,919	12,268	12,333
5/31/22	11,856	9,337	11,725	11,830
8/31/22	11,451	9,149	11,314	11,452
11/30/22	11,531	8,958	11,388	11,476
2/28/23	11,807	8,954	11,599	11,704
5/31/23	11,919	9,137	11,731	11,881
8/31/23	12,376	9,040	12,127	12,285
11/30/23	12,674	9,064	12,378	12,523
2/29/24	13,145	9,252	12,876	13,026
5/31/24	13,302	9,256	13,048	13,201

202405-3565004, 202407-3567256

F1254-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
High Yield Fund (Z Class)	11.60%	7.02%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	6.53
Credit Suisse High Yield Index (Previous Benchmark)	11.11	6.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440
Investment Advisory Fees Paid (000s)	$20,129
Portfolio Turnover Rate	37.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Z Class (TRKZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

High Yield Fund

Investor Class (PRHYX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$74	0.70%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2014	10,095	10,090	10,108	10,101
2014	9,892	10,192	9,941	9,901
2015	10,012	10,318	10,099	10,035
2015	10,201	10,303	10,196	10,163
2015	9,802	10,247	9,812	9,753
2015	9,617	10,291	9,605	9,549
2016	9,310	10,473	9,265	9,139
2016	10,028	10,612	10,118	10,006
2016	10,506	10,859	10,707	10,617
2016	10,578	10,514	10,768	10,744
2017	11,073	10,621	11,288	11,260
2017	11,277	10,780	11,491	11,442
2017	11,416	10,912	11,630	11,570
2017	11,535	10,852	11,754	11,698
2018	11,520	10,674	11,760	11,710
2018	11,460	10,739	11,761	11,714
2018	11,637	10,798	12,026	11,967
2018	11,417	10,707	11,797	11,725
2019	11,863	11,013	12,266	12,165
2019	12,078	11,426	12,409	12,299
2019	12,506	11,896	12,814	12,696
2019	12,633	11,862	12,938	12,791
2020	12,608	12,299	13,014	12,822
2020	12,182	12,502	12,571	12,260
2020	12,878	12,666	13,410	13,079
2020	13,256	12,726	13,866	13,517
2021	13,558	12,470	14,226	13,904
2021	13,775	12,452	14,445	14,148
2021	14,067	12,655	14,769	14,420
2021	13,905	12,579	14,597	14,259
2022	13,692	12,140	14,316	14,045
2022	13,054	11,428	13,683	13,473
2022	12,585	11,198	13,203	13,041
2022	12,651	10,964	13,289	13,070
2023	12,954	10,960	13,535	13,329
2023	13,031	11,183	13,689	13,531
2023	13,508	11,064	14,152	13,991
2023	13,809	11,094	14,444	14,262
2024	14,297	11,324	15,026	14,834
2024	14,468	11,329	15,226	15,034

202405-3565004, 202407-3567256

F57-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	11.03%	3.68%	3.76%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	4.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440
Investment Advisory Fees Paid (000s)	$20,129
Portfolio Turnover Rate	37.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Investor Class (PRHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

High Yield Fund

Advisor Class (PAHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$108	1.03%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2014	10,089	10,090	10,108	10,101
2014	9,879	10,192	9,941	9,901
2015	9,994	10,318	10,099	10,035
2015	10,177	10,303	10,196	10,163
2015	9,771	10,247	9,812	9,753
2015	9,580	10,291	9,605	9,549
2016	9,257	10,473	9,265	9,139
2016	9,970	10,612	10,118	10,006
2016	10,444	10,859	10,707	10,617
2016	10,513	10,514	10,768	10,744
2017	11,003	10,621	11,288	11,260
2017	11,200	10,780	11,491	11,442
2017	11,348	10,912	11,630	11,570
2017	11,441	10,852	11,754	11,698
2018	11,436	10,674	11,760	11,710
2018	11,350	10,739	11,761	11,714
2018	11,517	10,798	12,026	11,967
2018	11,291	10,707	11,797	11,725
2019	11,725	11,013	12,266	12,165
2019	11,930	11,426	12,409	12,299
2019	12,345	11,896	12,814	12,696
2019	12,481	11,862	12,938	12,791
2020	12,427	12,299	13,014	12,822
2020	11,999	12,502	12,571	12,260
2020	12,677	12,666	13,410	13,079
2020	13,034	12,726	13,866	13,517
2021	13,321	12,470	14,226	13,904
2021	13,545	12,452	14,445	14,148
2021	13,804	12,655	14,769	14,420
2021	13,633	12,579	14,597	14,259
2022	13,414	12,140	14,316	14,045
2022	12,777	11,428	13,683	13,473
2022	12,328	11,198	13,203	13,041
2022	12,383	10,964	13,289	13,070
2023	12,650	10,960	13,535	13,329
2023	12,737	11,183	13,689	13,531
2023	13,192	11,064	14,152	13,991
2023	13,476	11,094	14,444	14,262
2024	13,941	11,324	15,026	14,834
2024	14,071	11,329	15,226	15,034

202405-3565004, 202407-3567256

F257-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	10.47%	3.36%	3.47%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	4.29
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	4.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440
Investment Advisory Fees Paid (000s)	$20,129
Portfolio Turnover Rate	37.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

Advisor Class (PAHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

High Yield Fund

I Class (PRHIX)

This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$65	0.62%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2024, despite diminished expectations for Federal Reserve rate cuts in 2024. The resilient economy, strong equity returns, and supportive technical conditions bolstered the asset class’s performance.

  Compared with the style-specific Credit Suisse High Yield Index, the fund’s off-benchmark allocation to bank loans—which outpaced high yield bonds over the past year—was a leading contributor to relative results, driven by holdings in Asurion and Ascend Learning. Credit selection in the services segment added value, partly due to Allied Universal, whose scale, attractive services characteristics, and expectation of improving results support our conviction.

  Selection among cable operators was a notable detractor, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless bondholders took a haircut to their claims. The fund’s zero weight in Carvana throughout most of the past year held back gains relative to the style-specific benchmark in the information technology sector.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we increased the fund’s energy sector exposure. Following a period of conservative capital decisions by many energy management teams, the sector may be poised to benefit from falling productivity among U.S. onshore drilling companies as more offshore drilling operations come online.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
8/28/15	500,000	500,000	500,000	500,000
8/31/15	500,083	499,700	500,568	500,344
11/30/15	490,771	501,835	490,014	489,883
2/29/16	475,285	510,694	472,686	468,885
5/31/16	512,105	517,490	516,190	513,355
8/31/16	536,700	529,513	546,219	544,691
11/30/16	540,551	512,733	549,362	551,215
2/28/17	566,003	517,921	575,876	577,652
5/31/17	576,628	525,659	586,257	586,995
8/31/17	583,916	532,121	593,327	593,591
11/30/17	590,176	529,213	599,664	600,127
2/28/18	589,643	520,537	599,941	600,745
5/31/18	586,709	523,690	600,034	600,980
8/31/18	595,955	526,537	613,508	613,942
11/30/18	584,852	522,110	601,833	601,523
2/28/19	607,854	537,037	625,796	624,126
5/31/19	619,031	557,208	633,049	630,979
8/31/19	641,175	580,098	653,733	651,351
11/30/19	647,853	578,452	660,073	656,209
2/29/20	646,733	599,778	663,953	657,804
5/31/20	625,115	609,672	641,339	628,963
8/31/20	660,983	617,651	684,133	670,995
11/30/20	680,534	620,586	707,391	693,476
2/28/21	696,195	608,076	725,760	713,305
5/31/21	708,607	607,204	736,928	725,858
8/31/21	722,798	617,130	753,476	739,794
11/30/21	714,640	613,428	744,672	731,540
2/28/22	703,881	591,997	730,376	720,551
5/31/22	671,260	557,280	698,051	691,199
8/31/22	648,402	546,062	673,564	669,071
11/30/22	650,795	534,666	677,990	670,521
2/28/23	666,542	534,444	690,538	683,832
5/31/23	670,631	545,338	698,384	694,168
8/31/23	696,500	539,546	721,980	717,775
11/30/23	710,940	540,974	736,915	731,695
2/29/24	736,217	552,226	766,591	761,051
5/31/24	745,129	552,458	776,809	771,286

202405-3565004, 202407-3567256

F539-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/2015
High Yield Fund (I Class)	11.11%	3.78%	4.66%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.15
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	11.23	4.18	5.16
Credit Suisse High Yield Index (Previous Benchmark)	11.11	4.10	5.07

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$6,747,071
Number of Portfolio Holdings	440
Investment Advisory Fees Paid (000s)	$20,129
Portfolio Turnover Rate	37.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	27.3
BB/B Rated	21.4
B Rated	27.6
B/CCC Rated	5.1
CCC Rated and Below	9.5
Not Rated	3.0
Short-Term Holdings	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

TransDigm	1.9%
CCO Holdings	1.8
Asurion	1.5
Tenet Healthcare	1.5
Cloud Software Group	1.5
HUB International	1.5
Navient	1.4
OneMain Finance	1.4
Venture Global LNG	1.4
Rivian Holdings	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Credit Suisse do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

High Yield Fund

I Class (PRHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRHYX High Yield Fund –
.
PAHIX High Yield Fund–
.
Advisor Class
PRHIX High Yield Fund–
.
I Class
TRKZX High Yield Fund–
.
Z Class

T. ROWE PRICE High Yield Fund
Go Paperless
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T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 5.60 $ 5.98 $ 6.65 $ 6.19 $ 6.48
Investment activities
Net investment income
(1)(2)
0.38 0.35 0.33 0.33 0.36
Net realized and unrealized
gain/loss 0.22 (0.37) (0.66) 0.46 (0.30)
Total from investment activities 0.60 (0.02) (0.33) 0.79 0.06
Distributions
Net investment income (0.38) (0.35) (0.34) (0.33) (0.35)
Net realized gain — (0.01) — — —
Total distributions (0.38) (0.36) (0.34) (0.33) (0.35)
NET ASSET VALUE
End of period $ 5.82 $ 5.60 $ 5.98 $ 6.65 $ 6.19

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11.03% (0.18)% (5.23)% 13.07% 0.87%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.80% 0.73% 0.70% 0.72%
Net expenses after waivers/
payments by Price Associates 0.70% 0.70% 0.70% 0.70% 0.71%
Net investment income 6.58% 6.24% 5.02% 5.13% 5.49%
Portfolio turnover rate 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of period (in
millions) $1,153 $1,080 $1,252 $2,394 $3,317
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 5.59 $ 5.96 $ 6.64 $ 6.17 $ 6.46
Investment activities
Net investment income
(1)(2)
0.36 0.33 0.32 0.31 0.34
Net realized and unrealized
gain/loss 0.21 (0.36) (0.68) 0.47 (0.30)
Total from investment activities 0.57 (0.03) (0.36) 0.78 0.04
Distributions
Net investment income (0.36) (0.33) (0.32) (0.31) (0.33)
Net realized gain — (0.01) — — —
Total distributions (0.36) (0.34) (0.32) (0.31) (0.33)
NET ASSET VALUE
End of period $ 5.80 $ 5.59 $ 5.96 $ 6.64 $ 6.17

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10.47% (0.31)% (5.67)% 12.89% 0.58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.03% 1.00% 0.99% 1.00% 0.99%
Net expenses after waivers/
payments by Price Associates 1.03% 1.00% 0.99% 1.00% 0.99%
Net investment income 6.25% 5.93% 4.92% 4.92% 5.25%
Portfolio turnover rate 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of period (in
millions) $17 $18 $24 $30 $285
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 5.60 $ 5.98 $ 6.66 $ 6.19 $ 6.48
Investment activities
Net investment income
(1)(2)
0.38 0.36 0.34 0.34 0.36
Net realized and unrealized
gain/loss 0.23 (0.37) (0.67) 0.47 (0.29)
Total from investment activities 0.61 (0.01) (0.33) 0.81 0.07
Distributions
Net investment income (0.39) (0.36) (0.35) (0.34) (0.36)
Net realized gain — (0.01) — — —
Total distributions (0.39) (0.37) (0.35) (0.34) (0.36)
NET ASSET VALUE
End of period $ 5.82 $ 5.60 $ 5.98 $ 6.66 $ 6.19

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11.11% (0.09)% (5.27)% 13.36% 0.98%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.62% 0.62% 0.60% 0.60% 0.60%
Net expenses after waivers/
payments by Price Associates 0.62% 0.62% 0.60% 0.60% 0.60%
Net investment income 6.66% 6.32% 5.21% 5.24% 5.61%
Portfolio turnover rate 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of period (in
millions) $2,287 $2,568 $2,880 $2,068 $1,707
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 5.61 $ 5.99 $ 6.66 $ 6.19 $ 5.76
Investment activities
Net investment income
(2)(3)
0.42 0.39 0.38 0.38 0.08
Net realized and unrealized
gain/loss 0.21 (0.37) (0.66) 0.47 0.43
(4)
Total from investment activities 0.63 0.02
(5)
(0.28) 0.85 0.51
Distributions
Net investment income (0.42) (0.39) (0.39) (0.38) (0.08)
Net realized gain — (0.01) — — —
Total distributions (0.42) (0.40) (0.39) (0.38) (0.08)
NET ASSET VALUE
End of period $ 5.82 $ 5.61 $ 5.99 $ 6.66 $ 6.19

T. ROWE PRICE High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(6)
11.60% 0.53% (4.55)% 14.03% 8.93%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.60% 0.59% 0.59% 0.60%
(7)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(7)
Net investment income 7.28% 6.95% 5.77% 5.84% 6.53%
(7)
Portfolio turnover rate 37.9% 29.7% 45.5% 55.0% 42.2%
Net assets, end of period (in
millions) $3,290 $3,186 $3,316 $3,970 $2,547
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE High Yield Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  4.5% (1)
Airlines  0.2%
Mileage Plus Holdings, F RN, 3M TSFR + 5.25%, 10.733%,
6/21/27  10,767 11,007
11,007
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.156%,
10/11/29 (2) 6,400 6,272
6,272
Cable Operators  0.3%
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.817%, 1/18/28 (3) 10,257 9,851
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.694%, 9/25/26  16,406 12,912
22,763
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.706%,
4/23/29  16,465 16,242
16,242
Energy  0.2%
Prairie ECI Acquiror , FRN, 1M TSFR + 4.75%, 10.079%, 8/1/29  12,802 12,833
12,833
Financial  0.7%
Truist Insurance Holdings, FRN, 1M TSFR + 4.75%, 10.086%,
3/8/32  49,335 50,342
50,342
Information Technology  0.5%
RealPage , FRN, 1M TSFR + 6.50%, 11.944%, 4/23/29  32,296 31,650
31,650
Manufacturing  0.2%
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 9/6/25  11,001 10,819
10,819
Services  0.6%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.179%, 12/10/29  31,260 30,650
CoreLogic , FRN, 1M TSFR + 6.50%, 6/4/29 (3) 8,448 8,068
38,718
Wireless Communications  1.5%
Asurion , FRN, 1M TSFR + 5.25%, 10.694%, 1/31/28  69,714 65,423
Asurion , FRN, 1M TSFR + 5.25%, 10.694%, 1/20/29  39,880 37,051
102,474
Total Bank Loans (Cost $310,202) 303,120

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS  0.8%
Gaming  0.0%
New Cotai Participation, Class B (2)(4)(5) — —
—
Health Care  0.2%
Becton Dickinson & Company  57 13,295
13,295
Manufacturing  0.1%
Enpro 43 6,663
6,663
Metals & Mining  0.4%
Constellium  (2) 928 20,120
Freeport-McMoRan  135 7,119
27,239
Other Telecommunications  0.1%
Ciena  (2) 186 8,982
8,982
Total Common Stocks (Cost $51,970) 56,179
CONVERTIBLE BONDS  0.1%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  9,770 7,612
Total Convertible Bonds (Cost $10,184) 7,612
CONVERTIBLE PREFERRED STOCKS  0.0%
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (2)(5) 47 —
Total Convertible Preferred Stocks (Cost $16) —
CORPORATE BONDS  91.1%
Aerospace & Defense  2.0%
Spirit AeroSystems , 9.75%, 11/15/30 (4) 9,920 10,825
TransDigm , 5.50%, 11/15/27  3,335 3,243
TransDigm , 6.375%, 3/1/29 (4) 12,545 12,482
TransDigm , 6.625%, 3/1/32 (4) 25,395 25,459
TransDigm , 6.75%, 8/15/28 (4) 19,570 19,790

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm , 6.875%, 12/15/30 (4) 47,753 48,171
TransDigm , 7.125%, 12/1/31 (4) 16,725 17,081
137,051
Airlines  0.6%
American Airlines, 5.75%, 4/20/29 (4) 23,665 22,837
United Airlines, 4.625%, 4/15/29 (4) 20,425 18,842
41,679
Automotive  4.9%
Adient Global Holdings, 8.25%, 4/15/31 (4)(6) 20,590 21,414
Benteler International, 10.50%, 5/15/28 (4) 6,870 7,420
Clarios Global, 8.50%, 5/15/27 (4) 31,075 31,191
Dana, 5.625%, 6/15/28 (6) 25,506 24,549
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (4) 14,175 16,707
Ford Motor, 9.625%, 4/22/30  12,640 14,642
Global Auto Holdings, 8.375%, 1/15/29 (4)(6) 5,440 5,283
Global Auto Holdings, 8.75%, 1/15/32 (4) 12,880 12,365
Goodyear Tire & Rubber, 5.25%, 4/30/31 (6) 7,450 6,742
Goodyear Tire & Rubber, 5.625%, 4/30/33 (6) 7,515 6,707
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (4) 3,172 3,085
Mavis Tire Express Services Topco, 6.50%, 5/15/29 (4)(6) 17,095 15,685
Phinia , 6.75%, 4/15/29 (4) 7,520 7,548
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%,
10/15/26 (4)(6) 81,660 80,027
Tenneco, 8.00%, 11/17/28 (4)(6) 17,000 15,470
Velocity Vehicle Group, 8.00%, 6/1/29 (4) 7,110 7,217
Wand NewCo 3, 7.625%, 1/30/32 (4) 21,900 22,420
ZF North America Capital, 6.75%, 4/23/30 (4) 10,220 10,322
ZF North America Capital, 6.875%, 4/14/28 (4) 4,420 4,481
ZF North America Capital, 6.875%, 4/23/32 (4) 13,300 13,566
ZF North America Capital, 7.125%, 4/14/30 (4)(6) 5,865 6,034
332,875
Broadcasting  4.1%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (4)(6) 14,825 12,082
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4)(6) 28,775 24,782
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (4) 11,380 11,295
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (4)(6) 21,380 22,182
CMG Media, 8.875%, 12/15/27 (4) 30,270 15,211
Gray Television, 5.375%, 11/15/31 (4) 19,109 10,510
Gray Television, 7.00%, 5/15/27 (4) 453 400
Lamar Media, 4.00%, 2/15/30  1,966 1,760
Lamar Media, 4.875%, 1/15/29  14,284 13,516
Neptune Bidco U.S., 9.29%, 4/15/29 (4) 17,355 16,574
Outfront Media Capital, 7.375%, 2/15/31 (4) 5,030 5,193

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sirius XM Radio, 4.00%, 7/15/28 (4) 32,360 28,800
Sirius XM Radio, 4.125%, 7/1/30 (4) 22,040 18,459
Sirius XM Radio, 5.00%, 8/1/27 (4)(6) 14,300 13,531
Stagwell Global, 5.625%, 8/15/29 (4) 37,860 34,547
Townsquare Media, 6.875%, 2/1/26 (4)(6) 6,530 6,367
Univision Communications, 7.375%, 6/30/30 (4)(6) 15,625 14,785
Univision Communications, 8.00%, 8/15/28 (4) 17,190 16,932
Univision Communications, 8.50%, 7/31/31 (4) 6,575 6,444
273,370
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (4) 19,725 19,602
Howard Hughes, 4.125%, 2/1/29 (4) 17,145 15,130
Howard Hughes, 4.375%, 2/1/31 (4) 9,185 7,807
Howard Hughes, 5.375%, 8/1/28 (4) 15,510 14,599
Miller Homes Group Finco , 7.00%, 5/15/29 (GBP) (4) 4,675 5,483
62,621
Building Products  1.7%
Advanced Drainage Systems, 6.375%, 6/15/30 (4)(6) 5,590 5,569
Beacon Roofing Supply, 6.50%, 8/1/30 (4) 4,765 4,759
Builders FirstSource , 6.375%, 6/15/32 (4)(6) 6,625 6,584
Builders FirstSource , 6.375%, 3/1/34 (4) 10,865 10,648
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (4) 6,820 6,743
New Enterprise Stone & Lime, 5.25%, 7/15/28 (4) 16,005 15,005
Specialty Building Products Holdings, 6.375%, 9/30/26 (4) 15,155 14,776
Summit Materials, 5.25%, 1/15/29 (4) 24,640 23,654
Summit Materials, 6.50%, 3/15/27 (4) 14,375 14,339
Summit Materials, 7.25%, 1/15/31 (4) 9,330 9,586
111,663
Cable Operators  4.8%
Altice Financing, 5.75%, 8/15/29 (4)(6) 21,665 16,086
Altice Financing, 9.625%, 7/15/27 (4)(6) 5,274 4,865
Altice France Holding, 6.00%, 2/15/28 (4) 49,505 15,408
Altice France Holding, 10.50%, 5/15/27 (4) 42,405 15,584
C&W Senior Finance, 6.875%, 9/15/27 (4) 17,520 16,719
CCO Holdings, 4.50%, 6/1/33 (4) 29,195 22,517
CCO Holdings, 6.375%, 9/1/29 (4) 69,003 64,431
CCO Holdings, 7.375%, 3/1/31 (4) 36,835 35,546
CSC Holdings, 6.50%, 2/1/29 (4) 10,675 7,206
CSC Holdings, 7.50%, 4/1/28 (4) 11,585 6,459
CSC Holdings, 11.25%, 5/15/28 (4)(6) 7,105 5,737
CSC Holdings, 11.75%, 1/31/29 (4) 24,180 19,163
DIRECTV Financing, 5.875%, 8/15/27 (4) 14,595 13,701
DISH DBS, 5.25%, 12/1/26 (4) 18,045 14,391

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 7.375%, 7/1/28  12,155 5,409
DISH DBS, 7.75%, 7/1/26  18,370 11,711
GCI, 4.75%, 10/15/28 (4) 12,675 11,487
LCPR Senior Secured Financing, 6.75%, 10/15/27 (4) 4,977 4,653
Midcontinent Communications, 5.375%, 8/15/27 (4) 4,567 4,361
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (4) 33,550 27,763
323,197
Chemicals  2.9%
Avient , 7.125%, 8/1/30 (4) 27,994 28,379
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (4) 7,945 8,203
Celanese U.S. Holdings, 6.55%, 11/15/30  6,785 7,084
Celanese U.S. Holdings, 6.70%, 11/15/33  24,665 25,926
CVR Partners, 6.125%, 6/15/28 (4) 23,275 22,257
GPD, 10.125%, 4/1/26 (4)(6) 21,890 20,960
Methanex , 5.125%, 10/15/27  4,403 4,238
Methanex , 5.25%, 12/15/29 (6) 7,440 7,096
Methanex , 5.65%, 12/1/44  6,149 5,349
Vibrantz Technologies, 9.00%, 2/15/30 (4)(6) 19,050 17,621
Windsor Holdings III, 8.50%, 6/15/30 (4) 24,005 25,025
WR Grace Holdings, 5.625%, 8/15/29 (4)(6) 22,885 21,054
WR Grace Holdings, 7.375%, 3/1/31 (4)(6) 2,380 2,416
195,608
Consumer Products  0.5%
Kontoor Brands, 4.125%, 11/15/29 (4) 8,920 8,039
Life Time, 5.75%, 1/15/26 (4) 11,371 11,300
Life Time, 8.00%, 4/15/26 (4) 17,289 17,419
36,758
Container  1.3%
Ball, 6.00%, 6/15/29  24,050 24,020
Ball, 6.875%, 3/15/28  23,845 24,262
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (4)(6) 11,200 10,780
Sealed Air, 5.00%, 4/15/29 (4) 6,720 6,359
Sealed Air, 6.125%, 2/1/28 (4)(6) 2,825 2,797
Sealed Air, 6.875%, 7/15/33 (4) 7,000 7,201
Sealed Air, 7.25%, 2/15/31 (4)(6) 9,125 9,353
Trident TPI Holdings, 12.75%, 12/31/28 (4) 4,600 4,991
89,763
Energy  14.4%
Aethon United BR, 8.25%, 2/15/26 (4) 33,850 34,146
AmeriGas Partners, 9.375%, 6/1/28 (4) 16,159 16,523
Antero Resources, 7.625%, 2/1/29 (4) 3,402 3,500
Chesapeake Energy, 6.75%, 4/15/29 (4) 27,570 27,570
Civitas Resources, 8.375%, 7/1/28 (4) 7,140 7,479

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Civitas Resources, 8.625%, 11/1/30 (4) 7,880 8,392
Civitas Resources, 8.75%, 7/1/31 (4) 10,700 11,395
Comstock Resources, 5.875%, 1/15/30 (4) 14,255 13,115
Comstock Resources, 6.75%, 3/1/29 (4) 24,765 23,898
Crescent Energy Finance, 7.625%, 4/1/32 (4) 15,670 15,925
Crescent Energy Finance, 9.25%, 2/15/28 (4) 26,840 28,316
DCP Midstream Operating, 6.75%, 9/15/37 (4) 17,875 19,082
Diamond Foreign Asset, 8.50%, 10/1/30 (4) 14,375 15,022
Endeavor Energy Resources, 5.75%, 1/30/28 (4) 10,603 10,682
Energy Transfer, 7.375%, 2/1/31 (4) 13,848 14,333
Ferrellgas , 5.875%, 4/1/29 (4) 17,310 16,293
Gulfport Energy, 8.00%, 5/17/26 (4) 11,970 12,120
Hilcorp Energy I, 5.75%, 2/1/29 (4)(6) 8,357 8,044
Hilcorp Energy I, 6.00%, 4/15/30 (4) 5,865 5,660
Hilcorp Energy I, 6.00%, 2/1/31 (4) 10,390 9,883
Hilcorp Energy I, 6.25%, 4/15/32 (4) 11,395 10,925
Hilcorp Energy I, 6.875%, 5/15/34 (4) 11,005 10,840
Hilcorp Energy I, 8.375%, 11/1/33 (4) 21,846 23,266
Kinetik Holdings, 5.875%, 6/15/30 (4) 37,200 36,223
Kinetik Holdings, 6.625%, 12/15/28 (4) 25,690 25,883
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (4) 41,585 40,857
Matador Resources, 6.50%, 4/15/32 (4) 9,890 9,841
NGL Energy Operating, 8.125%, 2/15/29 (4) 7,760 7,896
NGL Energy Operating, 8.375%, 2/15/32 (4) 23,160 23,594
Northriver Midstream Finance, 5.625%, 2/15/26 (4) 11,205 11,037
NuStar Logistics, 5.625%, 4/28/27  6,115 6,008
Occidental Petroleum, 6.20%, 3/15/40  19,860 19,934
Occidental Petroleum, 7.95%, 6/15/39  16,520 18,895
Permian Resources Operating, 7.00%, 1/15/32 (4) 12,825 13,065
Permian Resources Operating, 9.875%, 7/15/31 (4) 12,880 14,248
Prairie Acquiror , 9.00%, 8/1/29 (4) 7,880 8,087
Range Resources, 4.75%, 2/15/30 (4) 7,205 6,656
Range Resources, 8.25%, 1/15/29  5,870 6,090
Seadrill Finance, 8.375%, 8/1/30 (4) 21,400 22,470
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.079%,
12/15/28 (4) 17,187 17,875
Solaris Midstream Holdings, 7.625%, 4/1/26 (4) 8,490 8,511
Southwestern Energy, 4.75%, 2/1/32  36,035 32,567
Southwestern Energy, 5.375%, 3/15/30  12,685 12,162
Sunoco, 7.00%, 5/1/29 (4)(6) 14,395 14,647
Sunoco, 7.25%, 5/1/32 (4) 9,843 10,040
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 5,400 5,285
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 15,270 14,392

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Tallgrass Energy Partners, 6.00%, 9/1/31 (4) 17,225 16,170
Tallgrass Energy Partners, 7.375%, 2/15/29 (4) 14,105 14,140
Transocean, 6.80%, 3/15/38  18,630 15,323
Transocean, 8.25%, 5/15/29 (4) 5,865 5,865
Transocean, 8.50%, 5/15/31 (4) 8,355 8,313
Transocean, 8.75%, 2/15/30 (4) 18,454 19,215
Transocean Aquila, 8.00%, 9/30/28 (4) 7,550 7,673
Valaris , 8.375%, 4/30/30 (4) 10,905 11,273
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (4) 32,005 31,965
Venture Global LNG, 8.125%, 6/1/28 (4) 17,610 17,984
Venture Global LNG, 8.375%, 6/1/31 (4) 55,270 56,997
Venture Global LNG, 9.50%, 2/1/29 (4) 17,310 18,716
Vermilion Energy, 6.875%, 5/1/30 (4)(6) 15,500 15,190
971,496
Entertainment & Leisure  5.1%
Carnival, 6.00%, 5/1/29 (4)(6) 1,210 1,178
Carnival, 7.00%, 8/15/29 (4) 9,545 9,796
Carnival, 7.625%, 3/1/26 (4) 23,010 23,096
Carnival, 10.50%, 6/1/30 (4) 32,475 35,154
Cedar Fair, 5.25%, 7/15/29  14,395 13,495
Churchill Downs, 5.75%, 4/1/30 (4) 20,555 19,656
Cinemark USA, 5.25%, 7/15/28 (4)(6) 14,525 13,563
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  9,635 10,240
Live Nation Entertainment, 4.75%, 10/15/27 (4)(6) 12,075 11,411
Merlin Entertainments Group U.S. Holdings, 7.375%,
2/15/31 (4) 8,712 8,799
Motion Finco , 7.375%, 6/15/30 (EUR) (4) 9,745 10,997
NCL, 5.875%, 3/15/26 (4) 16,095 15,813
NCL, 5.875%, 2/15/27 (4) 9,150 8,990
NCL, 7.75%, 2/15/29 (4)(6) 22,090 22,560
NCL, 8.125%, 1/15/29 (4) 6,568 6,855
NCL Finance, 6.125%, 3/15/28 (4)(6) 5,740 5,597
Royal Caribbean Cruises, 5.50%, 4/1/28 (4) 12,378 12,084
Royal Caribbean Cruises, 6.25%, 3/15/32 (4)(6) 9,490 9,407
Royal Caribbean Cruises, 8.25%, 1/15/29 (4) 13,750 14,506
Royal Caribbean Cruises, 9.25%, 1/15/29 (4) 16,740 17,807
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (4) 26,145 24,413
Six Flags Entertainment, 5.50%, 4/15/27 (4) 14,795 14,462
Six Flags Entertainment, 6.625%, 5/1/32 (4) 9,780 9,743
Six Flags Entertainment, 7.25%, 5/15/31 (4) 26,478 26,346
345,968
Financial  10.4%
Acrisure , 8.25%, 2/1/29 (4) 12,105 12,120

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure , 10.125%, 8/1/26 (4)(6) 19,565 20,127
Alliant Holdings Intermediate, 5.875%, 11/1/29 (4)(6) 8,595 7,972
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4) 28,287 27,580
Alliant Holdings Intermediate, 7.00%, 1/15/31 (4) 28,435 28,506
AmWINS Group, 4.875%, 6/30/29 (4) 7,895 7,234
AmWINS Group, 6.375%, 2/15/29 (4) 7,100 7,047
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (4) 13,815 11,535
AssuredPartners , 7.50%, 2/15/32 (4) 18,068 17,955
Cobra AcquisitionCo , 6.375%, 11/1/29 (4)(6) 13,230 10,667
GTCR AP Finance, 8.00%, 5/15/27 (4) 15,965 15,985
HUB International, 5.625%, 12/1/29 (4)(6) 25,111 23,228
HUB International, 7.25%, 6/15/30 (4) 42,120 42,804
HUB International, 7.375%, 1/31/32 (4) 33,140 33,140
Jane Street Group, 4.50%, 11/15/29 (4)(6) 13,465 12,421
Jane Street Group, 7.125%, 4/30/31 (4) 20,250 20,554
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (4) 20,555 21,583
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (4) 12,810 10,920
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (4) 24,890 23,179
Navient , 4.875%, 3/15/28  18,380 16,818
Navient , 5.50%, 3/15/29 (6) 17,480 15,776
Navient , 5.625%, 8/1/33  15,607 12,564
Navient , 6.75%, 6/15/26  2,319 2,307
Navient , 9.375%, 7/25/30  28,765 29,880
Navient , 11.50%, 3/15/31  16,405 18,004
OneMain Finance, 3.50%, 1/15/27  8,640 7,970
OneMain Finance, 5.375%, 11/15/29  8,060 7,476
OneMain Finance, 6.625%, 1/15/28  16,230 16,047
OneMain Finance, 7.50%, 5/15/31  9,925 9,900
OneMain Finance, 7.875%, 3/15/30  12,180 12,408
OneMain Finance, 9.00%, 1/15/29  39,595 41,525
Panther Escrow Issuer, 7.125%, 6/1/31 (4) 35,825 36,049
PennyMac Financial Services, 4.25%, 2/15/29 (4) 22,055 19,739
PennyMac Financial Services, 7.125%, 11/15/30 (4) 17,000 16,724
PennyMac Financial Services, 7.875%, 12/15/29 (4) 15,693 16,066
PROG Holdings, 6.00%, 11/15/29 (4) 21,720 20,362
Ryan Specialty, 4.375%, 2/1/30 (4) 6,195 5,715
SLM, 4.20%, 10/29/25  4,711 4,576
Starwood Property Trust, 4.375%, 1/15/27 (4) 12,225 11,446
United Wholesale Mortgage, 5.50%, 4/15/29 (4) 8,485 7,944
United Wholesale Mortgage, 5.75%, 6/15/27 (4) 17,485 16,917
700,770
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (4) 7,330 7,422

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BellRing Brands, 7.00%, 3/15/30 (4) 13,170 13,417
Chobani , 7.625%, 7/1/29 (4)(6) 13,750 13,973
Darling Ingredients, 6.00%, 6/15/30 (4)(6) 14,350 13,991
Post Holdings, 6.25%, 2/15/32 (4) 8,490 8,416
Triton Water Holdings, 6.25%, 4/1/29 (4) 8,657 7,997
65,216
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (4) 11,620 11,083
Graphic Packaging International, 3.75%, 2/1/30 (4) 9,685 8,571
19,654
Gaming  4.3%
Caesars Entertainment, 6.50%, 2/15/32 (4) 9,620 9,512
Caesars Entertainment, 7.00%, 2/15/30 (4) 14,270 14,413
Caesars Entertainment, 8.125%, 7/1/27 (4) 43,320 44,078
Churchill Downs, 6.75%, 5/1/31 (4) 14,940 14,865
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (4) 7,505 8,009
Cirsa Finance International, 6.50%, 3/15/29 (EUR) (4) 2,900 3,241
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (4) 2,322 2,701
International Game Technology, 5.25%, 1/15/29 (4) 25,335 24,258
International Game Technology, 6.25%, 1/15/27 (4) 13,478 13,478
Light & Wonder International, 7.00%, 5/15/28 (4) 9,365 9,424
Light & Wonder International, 7.25%, 11/15/29 (4) 36,995 37,457
Light & Wonder International, 7.50%, 9/1/31 (4) 7,005 7,180
Lottomatica , 7.125%, 6/1/28 (EUR) (4) 3,325 3,804
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (4) 12,700 11,668
MGM Growth Properties Operating Partnership, 5.75%,
2/1/27 (6) 8,690 8,647
Midwest Gaming Borrower, 4.875%, 5/1/29 (4) 13,340 12,323
Ontario Gaming GTA, 8.00%, 8/1/30 (4) 7,320 7,503
Playtika Holding, 4.25%, 3/15/29 (4) 12,570 10,967
Scientific Games Holdings, 6.625%, 3/1/30 (4) 14,995 14,189
Wynn Macau, 5.50%, 10/1/27 (4)(6) 23,082 22,003
Wynn Resorts Finance, 5.125%, 10/1/29 (4)(6) 10,965 10,307
Wynn Resorts Finance, 7.125%, 2/15/31 (4) 610 624
290,651
Health Care  7.4%
AthenaHealth Group, 6.50%, 2/15/30 (4)(6) 30,040 27,186
Avantor Funding, 4.625%, 7/15/28 (4) 11,060 10,383
Bausch + Lomb, 8.375%, 10/1/28 (4) 22,930 23,331
CHS, 5.25%, 5/15/30 (4) 8,505 7,038
CHS, 6.00%, 1/15/29 (4) 12,215 10,917
CHS, 6.125%, 4/1/30 (4) 12,215 8,703
CHS, 8.00%, 12/15/27 (4) 20,452 20,350

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 10.875%, 1/15/32 (4) 13,900 14,369
IQVIA, 6.50%, 5/15/30 (4) 7,175 7,229
LifePoint Health, 9.875%, 8/15/30 (4) 2,351 2,515
LifePoint Health, 10.00%, 6/1/32 (4)(6) 13,440 13,373
LifePoint Health, 11.00%, 10/15/30 (4) 37,025 40,820
Medline Borrower, 5.25%, 10/1/29 (4) 45,740 43,110
Medline Borrower, 6.25%, 4/1/29 (4)(6) 17,990 17,967
Molina Healthcare, 4.375%, 6/15/28 (4) 14,875 13,852
MPT Operating Partnership, 5.00%, 10/15/27 (6) 13,235 10,820
Organon , 5.125%, 4/30/31 (4)(6) 16,810 14,835
Select Medical, 6.25%, 8/15/26 (4)(6) 16,525 16,525
Star Parent, 9.00%, 10/1/30 (4) 17,927 18,711
Tenet Healthcare, 4.375%, 1/15/30  14,875 13,685
Tenet Healthcare, 6.125%, 10/1/28 (6) 45,700 45,129
Tenet Healthcare, 6.125%, 6/15/30  20,178 19,951
Tenet Healthcare, 6.75%, 5/15/31 (4) 10,730 10,824
Tenet Healthcare, 6.875%, 11/15/31  10,830 11,277
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  7,005 6,725
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 31,939
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 25,253
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,791
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,260
501,868
Information Technology  6.2%
Boxer Parent, 7.125%, 10/2/25 (4) 8,905 8,905
Boxer Parent, 9.125%, 3/1/26 (4)(6) 14,650 14,650
Capstone Borrower, 8.00%, 6/15/30 (4) 21,410 21,731
Carvana , 13.00%, 6/1/30, (13.00% PIK) (4)(7) 6,650 6,833
Central Parent, 7.25%, 6/15/29 (4) 38,685 38,830
Central Parent, 8.00%, 6/15/29 (4) 13,585 13,925
Cloud Software Group, 6.50%, 3/31/29 (4)(6) 24,390 23,110
Cloud Software Group, 8.25%, 6/30/32 (4) 16,610 16,693
Cloud Software Group, 9.00%, 9/30/29 (4) 62,590 60,243
Dye & Durham, 8.625%, 4/15/29 (4) 18,046 18,249
Entegris , 5.95%, 6/15/30 (4) 33,090 32,470
Gen Digital, 6.75%, 9/30/27 (4) 17,780 17,869
Gen Digital, 7.125%, 9/30/30 (4)(6) 21,835 22,135
Go Daddy Operating, 5.25%, 12/1/27 (4) 7,220 7,030
Match Group Holdings II, 3.625%, 10/1/31 (4)(6) 13,540 11,238
Match Group Holdings II, 4.125%, 8/1/30 (4)(6) 24,050 20,863
Match Group Holdings II, 4.625%, 6/1/28 (4)(6) 8,145 7,554
Match Group Holdings II, 5.00%, 12/15/27 (4) 4,540 4,302
Match Group Holdings II, 5.625%, 2/15/29 (4)(6) 4,150 3,927

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
McAfee, 7.375%, 2/15/30 (4) 28,805 26,681
ROBLOX, 3.875%, 5/1/30 (4) 12,490 10,851
SS&C Technologies, 6.50%, 6/1/32 (4) 8,980 8,980
Twilio , 3.625%, 3/15/29  7,365 6,564
Twilio , 3.875%, 3/15/31 (6) 13,350 11,614
415,247
Lodging  0.8%
Hilton Domestic Operating, 4.00%, 5/1/31 (4) 12,990 11,415
Hilton Domestic Operating, 6.125%, 4/1/32 (4) 7,690 7,575
Park Intermediate Holdings, 4.875%, 5/15/29 (4) 10,160 9,423
Park Intermediate Holdings, 5.875%, 10/1/28 (4)(6) 8,775 8,600
Park Intermediate Holdings, 7.00%, 2/1/30 (4) 5,170 5,189
RHP Hotel Properties, 4.50%, 2/15/29 (4) 14,995 13,870
RHP Hotel Properties, 7.25%, 7/15/28 (4) 15 15
56,087
Manufacturing  1.3%
Hillenbrand, 3.75%, 3/1/31  9,145 7,831
Madison IAQ, 4.125%, 6/30/28 (4) 19,445 17,938
Madison IAQ, 5.875%, 6/30/29 (4) 11,160 10,253
Mueller Water Products, 4.00%, 6/15/29 (4) 19,320 17,581
Sensata Technologies, 4.00%, 4/15/29 (4) 19,135 17,341
Sensata Technologies, 5.875%, 9/1/30 (4) 11,945 11,587
Stevens Holding, 6.125%, 10/1/26 (4) 7,140 7,140
89,671
Metals & Mining  1.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (4) 8,000 8,320
Arsenal AIC Parent, 11.50%, 10/1/31 (4) 13,525 15,046
ATI, 5.125%, 10/1/31  7,935 7,231
ATI, 7.25%, 8/15/30  5,695 5,809
Big River Steel, 6.625%, 1/31/29 (4) 19,532 19,410
ERO Copper, 6.50%, 2/15/30 (4)(6) 10,911 10,571
Hecla Mining, 7.25%, 2/15/28  29,735 29,809
Hudbay Minerals, 6.125%, 4/1/29 (4) 15,290 15,094
Mineral Resources, 9.25%, 10/1/28 (4) 3,198 3,362
Novelis , 4.75%, 1/30/30 (4) 14,150 13,036
127,688
Other Telecommunications  0.5%
Frontier Communications Holdings, 8.75%, 5/15/30 (4) 13,095 13,504
Iliad Holding, 8.50%, 4/15/31 (4) 3,220 3,260
Iliad Holding SASU, 6.50%, 10/15/26 (4) 10,733 10,639
Level 3 Financing, 3.75%, 7/15/29 (4) 12,780 4,218
31,621

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust Securities  0.7%
Necessity Retail, 4.50%, 9/30/28 (4) 25,045 21,789
Service Properties Trust, 8.625%, 11/15/31 (4) 23,760 24,859
46,648
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  19,590 18,316
Yum! Brands, 6.875%, 11/15/37  14,435 15,572
33,888
Retail  0.9%
At Home Cayman, 11.50%, 5/12/28 (4) 3,692 2,843
At Home Group, 4.875%, 7/15/28 (4) 6,210 2,857
At Home Group, 7.125%, 5/12/28, (7.125% Cash or 8.625%
PIK) (4)(7) 8,293 3,815
Bath & Body Works, 6.625%, 10/1/30 (4) 26,510 26,543
Bath & Body Works, 6.694%, 1/15/27  1,620 1,632
Bath & Body Works, 6.95%, 3/1/33  6,295 6,090
Bath & Body Works, 7.50%, 6/15/29 (6) 9,820 10,102
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (2)(5) 9,800 —
PetSmart, 7.75%, 2/15/29 (4) 10,150 9,643
63,525
Satellites  0.7%
Connect Finco , 6.75%, 10/1/26 (4) 14,485 13,652
Hughes Satellite Systems, 6.625%, 8/1/26  7,502 3,038
Intelsat Jackson Holdings, 6.50%, 3/15/30 (4) 10,575 9,967
Viasat , 5.625%, 4/15/27 (4) 13,539 12,067
Viasat , 7.50%, 5/30/31 (4)(6) 10,670 7,256
45,980
Services  5.9%
Adtalem Global Education, 5.50%, 3/1/28 (4) 12,012 11,411
Advantage Sales & Marketing, 6.50%, 11/15/28 (4) 4,590 4,120
Albion Financing 1, 6.125%, 10/15/26 (4) 13,245 13,113
Albion Financing 2, 8.75%, 4/15/27 (4)(6) 7,065 7,136
Allied Universal Holdco, 6.00%, 6/1/29 (4)(6) 13,933 11,860
Allied Universal Holdco, 7.875%, 2/15/31 (4) 26,098 26,000
Allied Universal Holdco, 9.75%, 7/15/27 (4) 37,590 37,214
Boost Newco Borrower, 7.50%, 1/15/31 (4) 24,697 25,531
eG Global Finance, 12.00%, 11/30/28 (4) 13,900 14,334
Fair Isaac, 4.00%, 6/15/28 (4) 16,140 14,889
Fortress Intermediate 3, 7.50%, 6/1/31 (4) 11,695 11,841
GFL Environmental, 6.75%, 1/15/31 (4) 10,465 10,674
H&E Equipment Services, 3.875%, 12/15/28 (4) 30,820 27,584
Itelyum Regeneration, 4.625%, 10/1/26 (EUR) (4) 2,135 2,260
Loxam , 6.375%, 5/31/29 (EUR) (4) 4,175 4,706

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ritchie Bros Holdings, 6.75%, 3/15/28 (4) 7,280 7,353
Ritchie Bros Holdings, 7.75%, 3/15/31 (4) 10,065 10,480
Sabre GLBL, 11.25%, 12/15/27 (4)(6) 7,640 7,430
TK Elevator Holdco, 6.625%, 7/15/28 (EUR) (6) 21,330 22,238
TK Elevator U.S. Newco , 5.25%, 7/15/27 (4) 25,605 24,645
UKG, 6.875%, 2/1/31 (4) 68,870 69,300
United Rentals North America, 3.75%, 1/15/32  5,125 4,376
United Rentals North America, 3.875%, 2/15/31  15,500 13,718
United Rentals North America, 6.125%, 3/15/34 (4) 7,345 7,180
Williams Scotsman, 7.375%, 10/1/31 (4) 9,541 9,791
399,184
Supermarkets  0.1%
Iceland Bondco , 4.625%, 3/15/25 (GBP)  712 899
Iceland Bondco , 10.875%, 12/15/27 (GBP) (4) 2,400 3,183
Iceland Bondco , FRN, 3M EURIBOR + 5.50%, 9.328%,
12/15/27 (EUR) (4) 2,390 2,612
6,694
Transportation  0.5%
Genesee & Wyoming, 6.25%, 4/15/32 (4) 11,320 11,179
Watco , 6.50%, 6/15/27 (4) 20,631 20,244
31,423
Utilities  4.4%
Calpine, 4.50%, 2/15/28 (4) 4,385 4,105
Calpine, 5.00%, 2/1/31 (4) 17,725 16,307
Calpine, 5.125%, 3/15/28 (4) 31,435 29,942
HAT Holdings I, 8.00%, 6/15/27 (4) 13,914 14,384
NRG Energy, VR, 10.25% (4)(8)(9) 5,393 5,865
PG&E, 5.00%, 7/1/28  20,917 20,028
PG&E, 5.25%, 7/1/30  30,655 29,143
Talen Energy Supply, 8.625%, 6/1/30 (4) 47,492 50,935
Terraform Global Operating, 6.125%, 3/1/26 (4) 14,379 14,127
TerraForm Power Operating, 5.00%, 1/31/28 (4) 21,566 20,515
TransAlta , 7.75%, 11/15/29  5,070 5,273
Vistra , VR, 7.00% (4)(8)(9) 18,255 18,095
Vistra , VR, 8.00% (4)(8)(9) 41,780 42,198
Vistra , Series C, VR, 8.875% (4)(8)(9) 13,365 13,833
Vistra Operations, 7.75%, 10/15/31 (4) 12,240 12,699
297,449
Wireless Communications  0.1%
U.S. Cellular, 6.70%, 12/15/33  6,455 6,794
6,794
Total Corporate Bonds (Cost $6,342,195) 6,152,107

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 55,455 34,382
Total Municipal Securities (Cost $30,481) 34,382
SHORT-TERM INVESTMENTS  1.5%
Money Market Funds  1.5%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 98,013 98,013
Total Short-Term Investments (Cost $98,013) 98,013
SECURITIES LENDING COLLATERAL  4.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 5,456 5,456
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,456
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 5.39% (11)(12) 261,153 261,153
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 261,153
Total Securities Lending Collateral (Cost $266,609) 266,609
Total Investments in Securities
102.5% of Net Assets
(Cost $7,109,670) $ 6,918,022

T. ROWE PRICE High Yield Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,221,334 and represents 77.4% of net assets.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2024.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Ca*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 * 8,875 (615) (355) (260)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (260)
Total Centrally Cleared Swaps (260)
Net payments (receipts) of variation margin to date 214
Variation margin receivable (payable) on centrally cleared swaps $ (46)
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 7/19/24 GBP 294 USD 373 $ 2
RBC Dominion
Securities 7/19/24 GBP 282 USD 352 8
State Street 7/19/24 USD 10,013 GBP 8,041 (236)
UBS Investment Bank 8/23/24 USD 88,834 EUR 81,399 173
Net unrealized gain (loss) on open forward
currency exchange contracts $ (53)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ — $ — $ 4,154++
Totals $ —# $ — $ 4,154+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 108,239  ¤  ¤ $ 364,622
Total $ 364,622^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,154 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $364,622.

T. ROWE PRICE High Yield Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,109,670) $ 6,918,022
Interest receivable 120,886
Receivable for investment securities sold 13,335
Cash deposits on centrally cleared swaps 6,272
Receivable for shares sold 5,208
Due from affiliates 1,599
Restricted cash pledged for bilateral derivatives 410
Cash 328
Unrealized gain on forward currency exchange contracts 183
Foreign currency (cost $1) 1
Other assets 218
Total assets 7,066,462
Liabilities
Obligation to return securities lending collateral 266,609
Payable for investment securities purchased 40,094
Payable for shares redeemed 8,098
Investment management fees payable 3,334
Unrealized loss on forward currency exchange contracts 236
Variation margin payable on centrally cleared swaps 46
Payable to directors 4
Other liabilities 970
Total liabilities 319,391
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 6,747,071

T. ROWE PRICE High Yield Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,446,363)
Paid-in capital applicable to 1,159,079,702 shares of $0.01
par value capital stock outstanding; 3,000,000,000 shares
authorized 8,193,434
NET ASSETS $ 6,747,071
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,153,295; Shares outstanding:
198,226,495) $ 5.82
Advisor Class
(Net assets: $16,898; Shares outstanding: 2,911,654) $ 5.80
I Class
(Net assets: $2,286,674; Shares outstanding:
392,896,408) $ 5.82
Z Class
(Net assets: $3,290,204; Shares outstanding:
565,045,145) $ 5.82

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 503,805
Dividend 2,814
Securities lending 1,372
Total income 507,991
Expenses
Investment management 40,841
Shareholder servicing
Investor Class $ 2,102
Advisor Class 30
I Class 362 2,494
Rule 12b-1 fees
Advisor Class 42
Prospectus and shareholder reports
Investor Class 76
Advisor Class 6
I Class 332
Z Class 4 418
Custody and accounting 325
Proxy and annual meeting 163
Registration 140
Legal and audit 48
Directors 25
Miscellaneous 81
Waived / paid by Price Associates (20,712)
Total expenses 23,865
Net investment income 484,126

T. ROWE PRICE High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (249,866)
Swaps 2,128
Options written 265
Forward currency exchange contracts 120
Foreign currency transactions 164
Net realized loss (247,189)
Change in net unrealized gain / loss
Securities 500,800
Swaps 1,839
Forward currency exchange contracts (506)
Other assets and liabilities denominated in foreign currencies (96)
Change in net unrealized gain / loss 502,037
Net realized and unrealized gain / loss 254,848
INCREASE IN NET ASSETS FROM OPERATIONS
$ 738,974

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 484,126 $ 459,621
Net realized loss (247,189) (273,230)
Change in net unrealized gain / loss 502,037 (199,740)
Increase (decrease) in net assets from operations 738,974 (13,349)
Distributions to shareholders
Net earnings
Investor Class (74,398) (71,801)
Advisor Class (1,119) (1,233)
I Class (168,356) (169,300)
Z Class (241,235) (225,949)
Decrease in net assets from distributions (485,108) (468,283)
Capital share transactions
*
Shares sold
Investor Class 212,204 82,819
Advisor Class 1,224 851
I Class 438,123 368,281
Z Class 366,789 283,325
Distributions reinvested
Investor Class 66,965 63,546
Advisor Class 1,112 1,220
I Class 141,690 144,058
Z Class 242,554 225,949
Shares redeemed
Investor Class (248,197) (240,057)
Advisor Class (3,679) (7,137)
I Class (947,261) (637,449)
Z Class (629,822) (424,458)
Decrease in net assets from capital share
transactions (358,298) (139,052)

T. ROWE PRICE High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Decrease during period (104,432) (620,684)
Beginning of period 6,851,503 7,472,187
End of period $ 6,747,071 $ 6,851,503
*Share information (000s)
Shares sold
Investor Class 36,759 14,627
Advisor Class 214 150
I Class 76,064 64,999
Z Class 64,380 49,550
Distributions reinvested
Investor Class 11,624 11,297
Advisor Class 194 218
I Class 24,617 25,606
Z Class 42,083 40,126
Shares redeemed
Investor Class (43,004) (42,467)
Advisor Class (637) (1,268)
I Class (166,019) (113,771)
Z Class (109,730) (75,401)
Decrease in shares outstanding (63,455) (26,334)

T. ROWE PRICE High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the High Yield
Fund (Investor Class), the High Yield Fund–Advisor Class (Advisor Class),
the High Yield Fund–I Class (I Class) and the High Yield Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE High Yield Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted

T. ROWE PRICE High Yield Fund

by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 345,114 $ — $ 345,114
Common Stocks 56,179 — — 56,179
Convertible Preferred Stocks — — — —
Corporate Bonds — 6,152,107 — 6,152,107
Short-Term Investments 98,013 — — 98,013
Securities Lending Collateral 266,609 — — 266,609
Total Securities 420,801 6,497,221 — 6,918,022
Forward Currency Exchange
Contracts — 183 — 183
Total $ 420,801 $ 6,497,404 $ — $ 6,918,205
Liabilities
Swaps* $ — $ 260 $ — $ 260
Forward Currency Exchange
Contracts — 236 — 236
Total $ — $ 496 $ — $ 496
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 183
*
Total $ 183
*
Liabilities
Foreign exchange derivatives Forwards $ 236
Credit derivatives Centrally Cleared Swaps 260
Total $ 496
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 120 $ — $ 120
Credit derivatives 265 — 2,128 2,393
Total $ 265 $ 120 $ 2,128 $ 2,513
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (506) $ — $ (506)
Credit derivatives — — 1,839 1,839
Total $ — $ (506) $ 1,839 $ 1,333

T. ROWE PRICE High Yield Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, cash of $410,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31,
2024, collateral pledged by counterparties to the fund for bilateral derivatives

T. ROWE PRICE High Yield Fund

consisted of securities valued at $576,000. As of May 31, 2024, cash of $6,272,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options

T. ROWE PRICE High Yield Fund

are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund.
During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets

T. ROWE PRICE High Yield Fund

and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $8,875,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE High Yield Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In

T. ROWE PRICE High Yield Fund

contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $259,792,000; the value of cash collateral and related investments was $266,609,000.

T. ROWE PRICE High Yield Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,585,196,000 and
$3,009,443,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale and differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 485,108 $ 468,283

T. ROWE PRICE High Yield Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals.
Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored
($000s)
Cost of investments $ 7,089,855
Unrealized appreciation $ 129,067
Unrealized depreciation (301,248)
Net unrealized appreciation (depreciation) $ (172,181)
($000s)
Undistributed ordinary income $ 26,769
Net unrealized appreciation (depreciation) (172,181)
Loss carryforwards and deferrals (1,300,951)
Total distributable earnings (loss) $ (1,446,363)

T. ROWE PRICE High Yield Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE High Yield Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $2,640,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
li
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$114,000 for Price Associates; $1,587,000 for T. Rowe Price Services, Inc.;
and $67,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.70% 1.19% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $(1,003) $— $— $(19,709)

T. ROWE PRICE High Yield Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2024, the fund was charged $11,000 for shareholder servicing costs related to the college savings plans, of which $7,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
May 31, 2024, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,753,388 shares of the I Class, representing less than 1%
of the I Class's net assets.

T. ROWE PRICE High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price High Yield Fund, Inc. and
Shareholders of T. Rowe Price High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price High Yield Fund (one of the funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the
"Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $297,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $265,000 of the fund's income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $392,910,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $474,762,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and fourth quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE High Yield Fund

more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F57-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024